Senior Secured Bond	12 Months Ended
Dec. 31, 2022
Senior Secured/Unsecured Bond
12. Senior Secured Bond
On November 2, 2018, the Company issued senior secured bonds in an aggregate principal amount of NOK 600 million with Nordic Trustee AS as the bond trustee (the “2018 Bonds”). The net proceeds were used to partially finance our portion of the capital cost for the construction of the Ethylene Export Terminal.
The 2018 Bonds were redeemed on December 23, 2022, at 101.79% of par, plus accrued interest from the Company’s available cash resources. Interest on the 2018 Bonds was payable at a rate of 3-month NIBOR plus 6.0% per annum. All security relating to these bonds, including the mortgages on the secured ethylene vessels, was released on repayment of the 2018 Bonds. On the same date, the Company terminated the cross-currency interest rate swap agreement with Nordea Bank Abp.
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2021, and 2022:

	December31, 2021	December 31, 2022
	(in thousands)
Senior Secured Bond
Total Bond	$68,154	$—
Less deferred financing costs	(466)	—

Total Bond, net of deferred financing costs	$67,688	$—

2018 Senior Secured Bonds [Member]
Senior Secured/Unsecured Bond
13. Senior Unsecured Bonds
In September 2020, the Company issued senior unsecured bonds in an aggregate principal amount of $100.0 million with Nordic Trustee AS as the bond trustee (the “2020 Bonds”). The net proceeds of the issuance of the 2020 Bonds were used to redeem in full all of our outstanding previously issued 2017 bonds. The 2020 Bonds are governed by Norwegian law and listed on the Nordic ABM which is operated and organized by Oslo Børs ASA.
The redemption of the 2017 Bonds is accounted for as a debt extinguishment and the issuance of the 2020 Bonds is treated as the issuance of new debt. On redemption of the 2017 Bonds, the Company recognized a loss on extinguishment of $0.5 million, being the difference between the reacquisition price of the debt and the net carrying amount of the extinguished debt. Issuance costs for the 2020 Bonds of $2.0 million have been deferred and are being amortized over the term of the 2020 Bonds using the effective rate method.
The 2020 Bonds bear interest at a rate of 8.0% per annum and mature on September 10, 2025. Interest is payable semi-annually in arrears on March 10 and September 10.
The 2020 Bonds are redeemable by the Company, in whole or in part, at any time. Any 2020 Bonds redeemed; up until September 9, 2023, will be priced at the aggregate of the net present value (based on the Norwegian government bond rate plus 50 basis points) of 103.2% of par and interest payable up to September 9, 2023; from September 10, 2023, up until September 9, 2024, are redeemable at 103.2% of par; from September 10, 2024, up until March 9, 2025, are redeemable at 101.6% of par, and from March 10, 2025, to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.
Additional financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2022, the Company complied with all covenants for the 2020 Bonds.
The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates, or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2021, and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	100,000	100,000
Less deferred financing costs	(1,449)	(1,057)

Total Bonds, net of deferred financing costs	$98,551	$98,943